Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Summary of Share Capital

Voting common shares	Number of Shares	Total
At January 1, 2017	143,317,014	$2,819,101
Shares issued upon exercise of share options, for cash	48,529	586
Estimated fair value of share options exercised	—	176
Shares issued for acquisition of Integra	15,436,179	188,061
At December 31, 2017	158,801,722	$3,007,924
At December 31, 2018	158,801,722	$3,007,924